UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)		Jun. 30, 2025 CNY (¥)
Cash flows from operating activities
Profit before income tax from continuing operations	¥ 10,173	$ 1,500		¥ 79,924
(Loss)/profit before income tax from discontinued operation	9,607	1,416		(14,553)
Profit before income tax including discontinued operations	19,780	2,916		65,371
Adjustments for:
Depreciation of property, plant and equipment	597	88		700
Amortisation of intangible assets and other non-current assets	372	55		2,108
Depreciation of right-of-use assets	479	71		871
Reversal of impairment losses on trade receivables, prepayments, other receivables and other assets	(260)	(38)		(1,428)
Reversal of losses on inventories	0	0		(1,181)
Gain on disposal of business	(9,788)	(1,443)		0
Loss/(gain) on disposal of non-current assets	(301)	(44)		102
Fair value changes of financial instruments at fair value through profit or loss	394	58		(137,022)
Share-based compensation expense/(reversal)	(3,511)	(517)		9,903
Investment loss	1,842	271		0
Interest income	(3)	0	[1]	(759)
Interest expense	18,357	2,705		18,075
Decrease/(increase) in trade receivables	(242)	(36)		18,763
Increase in prepayments, other receivables and other assets	(3,413)	(503)		(53,321)
Increase in trade and other payables	15,332	2,259		89,127
(Decrease)/increase in contract liabilities	76	11		(600)
Decrease in inventories	0	0		2,295
Cash generated from operations	39,711	5,853		13,004
Interest received	3	0	[1]	19
Net cash generated from operating activities	39,714	5,853		13,023
Cash flows from investing activities
Proceeds from disposal of financial assets	0	0		6,087
Proceeds from disposal of subsidiaries	3,000	442		3,000
Net cash generated from investing activities	3,000	442		9,087
Cash flows from financing activities
Net proceeds from debt and equity financing	130,000	19,160		183,884
Repayment of borrowings	(159,038)	(23,439)		(235,970)
Interest paid	(18,324)	(2,701)		(16,627)
Payments for lease liabilities	0	0		(1,625)
Repayments for revenue-based financing	0	0		(1,359)
Expense for issuance of ordinary shares	(342)	(50)		(2,374)
Net cash used in financing activities	(47,704)	(7,030)		(74,071)
Net decrease in cash and cash equivalents	(4,990)	(735)		(51,961)
Cash and cash equivalents at the beginning of the period	82,223	12,118		126,703
Cash and cash equivalents at the end of the period	77,233	11,383		74,742
Included in cash and cash equivalents per balance sheet	77,233	11,383		74,724
Included in assets classified as held for sale	¥ 0	$ 0		¥ 18

[1]	Representing an amount with an absolute value of less than US$1,000 (including negative amounts).